Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases
Schedule of maturity profile of the Group's lease liabilities

	2024	2023
	€m	€m
Within one year	2,603	3,452
In more than one year but less than two years	1,984	2,574
In more than two years but less than three years	1,599	2,200
In more than three years but less than four years	1,461	1,981
In more than four years but less than five years	1,129	1,810
In more than five years	2,366	3,240
	11,142	15,257
Effect of discounting	(1,470)	(1,893)
Lease liability - as disclosed in note 21 ‘Borrowings’	9,672	13,364

Schedule of the Group's income as a lessor

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Operating leases
Lease revenue (note 2 'Revenue disaggregation and segmental analysis')	463	673	673
Income from leases not recognised as revenue	38	37	36

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed amounts of lease revenue and income from leases not recognised as revenue by €78 million (2022: €85 million) and €10 million (2022: €9 million), respectively. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of committed amounts to be received from the Group's operating leases

	Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
Committed operating lease payments due to the Group as a lessor
31 March 2024	296	121	29	16	9	20	491
31 March 2023 Re-presented[2]	275	114	30	14	7	4	444
31 March 2022 Re-presented[2]	487	234	153	126	113	342	1,455
2

The committed operating lease payments as of 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed total amounts by €51 million (2022: €54 million). See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of maturity profile of Group's net investment in leases

	2024	2023
	€m	€m
Within one year	106	111
In more than one year but less than two years	80	88
In more than two years but less than three years	56	67
In more than three years but less than four years	49	54
In more than four years but less than five years	35	47
In more than five years	17	39
	343	406
Unearned finance income	(33)	(33)
Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	310	373